WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 108.0%
COMMUNICATION SERVICES - 14.0%
Diversified Telecommunication Services - 3.5%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	450,000	$500,906	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	1,560,000	1,636,362	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	430,000	469,192	(a)
CenturyLink Inc., Senior Secured Notes	4.000%	2/15/27	1,050,000	1,068,144	(a)
Orange SA, Senior Notes	9.000%	3/1/31	600,000	979,945
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	580,000	657,812
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	500,000	607,087

Total Diversified Telecommunication Services				5,919,448

Entertainment - 1.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	410,000	489,946
Netflix Inc., Senior Notes	6.375%	5/15/29	310,000	381,688
TWDC Enterprises 18 Corp., Senior Notes	3.000%	2/13/26	500,000	555,113
Walt Disney Co., Senior Notes	8.875%	4/26/23	400,000	480,059

Total Entertainment				1,906,806

Media - 7.2%
Cable Onda SA, Senior Notes	4.500%	1/30/30	590,000	616,284	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	350,000	368,744	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	410,000	430,910	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,000,000	1,136,350
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	420,000	577,176
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,130,000	1,518,786
Comcast Corp., Senior Notes	3.700%	4/15/24	1,000,000	1,105,199
Comcast Corp., Senior Notes	7.050%	3/15/33	1,000,000	1,527,441
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,160,000	1,191,279
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,180,000	1,298,737
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	720,000	1,021,321

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2020 Quarterly Report	1

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	470,000	$505,250	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	770,000	804,169	(a)

Total Media				12,101,646

Wireless Telecommunication Services - 2.2%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	560,000	621,950	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	420,000	525,788
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	30,000	43,944
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	280,000	307,713
Sprint Corp., Senior Notes	7.875%	9/15/23	760,000	874,475
VEON Holdings BV, Senior Notes	5.950%	2/13/23	570,000	617,096	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	500,000	592,636

Total Wireless Telecommunication Services				3,583,602

TOTAL COMMUNICATION SERVICES				23,511,502

CONSUMER DISCRETIONARY - 10.5%
Auto Components - 1.4%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	580,000	553,537	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	360,000	397,575	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	600,000	581,625
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	790,000	840,513	(a)

Total Auto Components				2,373,250

Automobiles - 2.5%
Daimler Finance North America LLC, Senior Notes	8.500%	1/18/31	1,000,000	1,550,055
Ford Motor Co., Senior Notes	8.500%	4/21/23	440,000	480,302
Ford Motor Co., Senior Notes	9.000%	4/22/25	580,000	665,721
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	200,000	202,060
General Motors Co., Senior Notes	5.400%	10/2/23	100,000	110,344
General Motors Co., Senior Notes	6.125%	10/1/25	130,000	151,244
General Motors Co., Senior Notes	4.200%	10/1/27	750,000	804,260
General Motors Co., Senior Notes	6.600%	4/1/36	140,000	170,560

Total Automobiles				4,134,546

Diversified Consumer Services - 0.4%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	430,000	450,881	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	210,000	220,106	(a)

Total Diversified Consumer Services				670,987

See Notes to Schedule of Investments.

2	Western Asset Premier Bond Fund 2020 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - 4.0%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	250,000		$267,267	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	430,000		459,251	(a)
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.550%)	2.632%	7/15/35	540,000	GBP	464,021	(b)(c)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	920,000		1,031,550	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	840,000		877,800	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	530,000	GBP	571,614	(b)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	348,000		353,220	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	130,000		101,319	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	980,000		869,931	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	650,000		632,125	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	990,000		1,049,697	(a)

Total Hotels, Restaurants & Leisure					6,677,795

Household Durables - 0.7%
Lennar Corp., Senior Notes	5.000%	6/15/27	430,000		486,975
Lennar Corp., Senior Notes	4.750%	11/29/27	250,000		285,750
Newell Brands Inc., Senior Notes	4.875%	6/1/25	420,000		453,600

Total Household Durables					1,226,325

Specialty Retail - 1.2%
Party City Holdings Inc., Senior Secured Notes (6 mo. USD LIBOR + 5.000%)	5.750%	7/15/25	134,943		101,207	(a)(c)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	1,710,000		1,754,631	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.500%	11/1/23	100,000		100,938

Total Specialty Retail					1,956,776

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	450,000		481,219	(a)

TOTAL CONSUMER DISCRETIONARY					17,520,898

CONSUMER STAPLES - 3.6%
Beverages - 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	540,000		653,780
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,000,000		1,160,213

Total Beverages					1,813,993

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2020 Quarterly Report	3

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - 1.0%
CVS Pass-Through Trust	5.789%	1/10/26	245,982	$265,227	(a)
CVS Pass-Through Trust	7.507%	1/10/32	332,295	415,165	(a)
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	299,005	336,535
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	322,516	384,893
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	311,997	354,882

Total Food & Staples Retailing				1,756,702

Food Products - 1.0%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	126,000	136,859
Kraft Heinz Foods Co., Senior Notes	3.875%	5/15/27	30,000	31,839	(a)
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	110,000	120,988	(a)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	340,000	391,165	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	920,000	951,050	(a)

Total Food Products				1,631,901

Tobacco - 0.5%
Altria Group Inc., Senior Notes	4.800%	2/14/29	500,000	594,113
Reynolds American Inc., Senior Notes	5.850%	8/15/45	260,000	317,270

Total Tobacco				911,383

TOTAL CONSUMER STAPLES				6,113,979

ENERGY - 21.0%
Oil, Gas & Consumable Fuels - 21.0%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	570,000	498,750
Apache Corp., Senior Notes	4.250%	1/15/44	250,000	213,125
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	50,000	48,889	(a)
Conoco Phillips Canada Funding Co., Senior Notes	7.400%	12/1/31	450,000	667,457
Continental Resources Inc., Senior Notes	3.800%	6/1/24	560,000	518,000
Continental Resources Inc., Senior Notes	4.375%	1/15/28	210,000	182,288
Continental Resources Inc., Senior Notes	4.900%	6/1/44	250,000	188,834
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	400,000	388,823
Ecopetrol SA, Senior Notes	5.875%	9/18/23	45,000	49,556
Ecopetrol SA, Senior Notes	5.375%	6/26/26	750,000	829,687
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,510,000	2,739,037
EOG Resources Inc., Senior Notes	3.150%	4/1/25	2,250,000	2,458,834
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	250,000	258,125	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	800,000	738,000

See Notes to Schedule of Investments.

4	Western Asset Premier Bond Fund 2020 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	770,000	$859,628	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	190,000	264,848
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	1,500,000	1,785,700
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,000,000	1,114,732	(a)
MEG Energy Corp., Secured Notes	6.500%	1/15/25	290,000	284,693	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	376,000	350,620	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	680,000	692,750
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	490,000	625,991	(a)
Noble Energy Inc., Senior Notes	5.050%	11/15/44	500,000	649,815
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	520,000	117,000	*(d)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	33,000	7,920	*(d)
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	517,000	121,495	*(d)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	250,000	207,775
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	310,000	326,353
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,460,000	1,623,958
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,000,000	1,104,750
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	1,012,009
Range Resources Corp., Senior Notes	5.000%	3/15/23	280,000	266,525
Range Resources Corp., Senior Notes	4.875%	5/15/25	190,000	171,969
Range Resources Corp., Senior Notes	9.250%	2/1/26	1,645,000	1,693,067	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	350,000	372,750	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	440,000	498,677
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,850,000	2,088,308
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	250,000	261,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	21,457
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,296,117

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2020 Quarterly Report	5

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,750,000	$1,944,372	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	300,000	242,723	(a)
Western Midstream Operating LP, Senior Notes	5.050%	2/1/30	2,200,000	2,144,120
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	100,000	81,000
Western Midstream Operating LP, Senior Notes	6.250%	2/1/50	1,680,000	1,559,107
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	60,000	66,523
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	443,000	584,215
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	55,657
WPX Energy Inc., Senior Notes	8.250%	8/1/23	210,000	238,065
YPF SA, Senior Notes	8.500%	7/28/25	950,000	692,598	(a)

TOTAL ENERGY				35,207,942

FINANCIALS - 29.3%
Banks - 22.3%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	350,000	378,165	(c)(e)
Bank of America Corp., Senior Notes	5.000%	5/13/21	1,100,000	1,131,864
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,200,000	2,550,895
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	610,000	641,874	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	4,750,000	5,226,893
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	550,000	586,032	(c)(e)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	1,000,000	1,111,630
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	950,000	915,943	(a)(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	510,000	568,367	(a)(c)(e)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,000,000	1,121,589	(a)
CIT Group Inc., Senior Notes	5.250%	3/7/25	312,000	330,681

See Notes to Schedule of Investments.

6	Western Asset Premier Bond Fund 2020 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	900,000	$944,581	(c)(e)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	500,000	524,098	(c)(e)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	500,000	534,645
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	800,000	922,701
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,398,358
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,080,000	1,273,095	(a)(c)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	400,000	410,334	(c)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,130,000	1,200,834	(c)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,320,000	1,388,411	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,070,000	2,259,444	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	2,600,000	2,673,639	(c)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	400,000	420,881	(c)(e)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	500,000	678,660
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	1,671,323
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	450,000	462,249	(c)(e)
Natwest Group PLC, Subordinated Notes	6.000%	12/19/23	150,000	168,793
Natwest Group PLC, Subordinated Notes	5.125%	5/28/24	1,330,000	1,460,011
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	140,000	156,811
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,000,000	1,225,841	(a)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2020 Quarterly Report	7

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	740,000	$851,511	(a)(c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	2,000,000	2,189,231

Total Banks				37,379,384

Capital Markets - 4.0%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	1,350,000	1,464,001	(a)(c)(e)
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	800,000	832,244
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,750,000	1,938,164
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	1,000,000	1,196,521	(c)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,250,000	1,335,244	(a)(c)(e)

Total Capital Markets				6,766,174

Diversified Financial Services - 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.450%	12/16/21	680,000	694,914
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	230,000	236,247
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	610,000	591,691
Ahold Lease USA Inc. Pass-Through-Trust, Senior Secured Notes	8.620%	1/2/25	374,227	408,914
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	500,000	528,952
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,637,275	918,921	(a)(f)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	700,000	749,370

Total Diversified Financial Services				4,129,009

Insurance - 0.5%
MetLife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000	814,544

TOTAL FINANCIALS				49,089,111

HEALTH CARE - 7.9%
Biotechnology - 0.3%
AbbVie Inc., Senior Notes	3.800%	3/15/25	500,000	554,965	(a)

See Notes to Schedule of Investments.

8	Western Asset Premier Bond Fund 2020 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 3.3%
Centene Corp., Senior Notes	4.750%	1/15/25	810,000	$833,531
Centene Corp., Senior Notes	4.250%	12/15/27	240,000	251,699
Centene Corp., Senior Notes	4.625%	12/15/29	370,000	399,583
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,000,000	1,124,657
HCA Inc., Senior Secured Notes	4.125%	6/15/29	550,000	622,752
Humana Inc., Senior Notes	3.950%	3/15/27	1,200,000	1,372,597
LifePoint Health Inc., Senior Secured Notes	6.750%	4/15/25	330,000	348,150	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	515,000	531,920

Total Health Care Providers & Services				5,484,889

Pharmaceuticals - 4.3%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,490,000	1,526,878	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	780,000	909,846
Bristol-Myers Squibb Co., Senior Notes	4.625%	5/15/44	250,000	335,991
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	575,000	560,053
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	330,000	329,926
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	1,550,000	1,538,181
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,046,000	1,002,162
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	760,000	776,967
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	180,000	159,135

Total Pharmaceuticals				7,139,139

TOTAL HEALTH CARE				13,178,993

INDUSTRIALS - 10.2%
Aerospace & Defense - 1.5%
Boeing Co., Senior Notes	3.200%	3/1/29	250,000	246,571
Boeing Co., Senior Notes	6.125%	2/15/33	600,000	712,835
Boeing Co., Senior Notes	3.750%	2/1/50	500,000	459,151
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	920,000	1,001,420	(a)

Total Aerospace & Defense				2,419,977

Airlines - 4.4%
Continental Airlines Pass-Through Trust	8.048%	11/1/20	24	24
Continental Airlines Pass-Through Trust, Senior Secured Trust	6.703%	6/15/21	70,059	68,658
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	460,000	452,183

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2020 Quarterly Report	9

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	1,100,000	$1,065,967
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	310,000	276,804
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	260,000	272,980
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,490,000	1,638,314	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	340,000	353,520	(a)
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	45,558	42,954
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	920,000	960,250	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,950,000	2,068,502	(a)
United Airlines Pass-Through Trust	4.750%	4/11/22	190,758	175,570

Total Airlines				7,375,726

Building Products - 1.5%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	1,870,000	1,950,232	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	511,000	531,440	(a)

Total Building Products				2,481,672

Industrial Conglomerates - 0.1%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	260,000	207,579	(c)(e)

Professional Services - 0.6%
IHS Markit Ltd., Senior Notes	5.000%	11/1/22	1,000,000	1,074,769	(a)

Trading Companies & Distributors - 2.1%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	1,950,000	2,006,214	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	1,180,000	1,216,875
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	160,000	170,100
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	110,000	115,637

Total Trading Companies & Distributors				3,508,826

TOTAL INDUSTRIALS				17,068,549

INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.1%
CommScope Inc., Senior Notes	8.250%	3/1/27	170,000	177,013	(a)

IT Services - 0.4%
DXC Technology Co., Senior Notes	7.450%	10/15/29	500,000	620,896

See Notes to Schedule of Investments.

10	Western Asset Premier Bond Fund 2020 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	500,000	$533,143

Technology Hardware, Storage & Peripherals - 1.2%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,220,000	1,340,953
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	260,000	291,818
Western Digital Corp., Senior Notes	4.750%	2/15/26	430,000	466,284

Total Technology Hardware, Storage & Peripherals				2,099,055

TOTAL INFORMATION TECHNOLOGY				3,430,107

MATERIALS - 5.1%
Chemicals - 0.6%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK)	10.000%	8/15/26	72,943	62,731	(a)(f)
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	920,000	973,590	(b)

Total Chemicals				1,036,321

Containers & Packaging - 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	760,000	789,868	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	270,000	280,221	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	50,000	54,682

Total Containers & Packaging				1,124,771

Metals & Mining - 2.6%
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	210,000	221,033	(a)
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	430,000	543,950
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	210,000	210,058	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	220,000	243,787
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	580,000	644,171
Fresnillo PLC, Senior Notes	4.250%	10/2/50	1,000,000	986,690	(a)(g)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	210,000	238,508
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	940,000	1,238,873

Total Metals & Mining				4,327,070

Paper & Forest Products - 1.2%
Mercer International Inc., Senior Notes	7.375%	1/15/25	940,000	953,513
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	950,000	1,088,937	(a)

Total Paper & Forest Products				2,042,450

TOTAL MATERIALS				8,530,612

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2020 Quarterly Report	11

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	610,000	$517,375
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	240,000	267,274
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	260,000	267,427
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,500,000	1,566,712
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Senior Secured Notes	5.875%	10/1/28	490,000	490,000	(a)

TOTAL REAL ESTATE				3,108,788

UTILITIES - 2.5%
Electric Utilities - 2.0%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,770,000	2,484,716
Pampa Energia SA, Senior Notes	7.375%	7/21/23	390,000	333,976	(b)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	630,000	474,469	(a)

Total Electric Utilities				3,293,161

Independent Power and Renewable Electricity Producers - 0.5%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	810,000	835,248	(a)

TOTAL UTILITIES				4,128,409

TOTAL CORPORATE BONDS & NOTES (Cost - $159,817,828)				180,888,890

SENIOR LOANS - 13.5%
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.1%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.897%	3/1/27	168,664	163,574	(c)(h)(i)

Media - 2.1%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.900%	4/30/25	3,028,923	2,980,967	(c)(h)(i)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.900%	2/1/27	496,241	486,419	(c)(h)(i)

Total Media				3,467,386

Wireless Telecommunication Services - 1.7%
T-Mobile USA Inc., Term Loan (1 mo. USD LIBOR + 3.000%)	3.147%	4/1/27	2,892,750	2,894,040	(c)(h)(i)

TOTAL COMMUNICATION SERVICES				6,525,000

See Notes to Schedule of Investments.

12	Western Asset Premier Bond Fund 2020 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 3.8%
Hotels, Restaurants & Leisure - 3.4%
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.898%	6/22/26	5,863,291	$5,681,693	(c)(h)(i)

Specialty Retail - 0.4%
Party City Holdings Inc., 2018 Replacement Term Loan (3 mo. USD LIBOR + 2.500%)	3.250%	8/19/22	312,811	257,287	(c)(h)(i)
PetSmart Inc., Term Loan B2 (3 mo. USD LIBOR + 4.000%)	5.000%	3/11/22	325,627	325,279	(c)(h)(i)

Total Specialty Retail				582,566

TOTAL CONSUMER DISCRETIONARY				6,264,259

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp., Term Loan A (3 mo. USD LIBOR + 8.000%)	9.000%	6/24/24	1,260,000	900,900	*(c)(d)(h)(i)

FINANCIALS - 0.4%
Capital Markets - 0.4%
Finco I LLC, 2020 Term Loan (1 mo. USD LIBOR + 2.500%)	2.648%	6/27/25	679,898	677,348	(c)(h)(i)

INDUSTRIALS - 3.3%
Airlines - 3.3%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.750%	4/27/23	3,418,931	3,418,542	(c)(h)(i)(j)
Delta Air Lines Inc., Initial Term Loan	—	10/20/27	650,000	656,399	(j)
JetBlue Airways Corp., Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/17/24	691,250	687,275	(c)(h)(i)
Mileage Plus Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/20/27	770,000	784,016	(c)(h)(i)

TOTAL INDUSTRIALS				5,546,232

INFORMATION TECHNOLOGY - 1.6%
Technology Hardware, Storage & Peripherals - 1.6%
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	2.750%	9/19/25	2,696,746	2,688,577	(c)(h)(i)

TOTAL SENIOR LOANS (Cost - $22,917,743)				22,602,316

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.0%
U.S. Government Obligations - 8.0%
U.S. Treasury Notes	1.375%	1/31/21	1,550,000	1,556,409
U.S. Treasury Notes	1.375%	5/31/21	2,000,000	2,017,009	(k)
U.S. Treasury Notes	1.750%	3/31/22	300,000	307,312

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2020 Quarterly Report	13

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	1.625%	5/31/23	1,250,000		$1,299,414	(k)
U.S. Treasury Notes	2.750%	8/31/23	1,400,000		1,505,793	(k)
U.S. Treasury Notes	2.875%	9/30/23	2,500,000		2,703,125	(k)
U.S. Treasury Notes	2.125%	3/31/24	1,500,000		1,601,895	(k)
U.S. Treasury Notes	1.500%	1/31/27	1,000,000		1,069,141
U.S. Treasury Notes	0.500%	5/31/27	500,000		502,187
U.S. Treasury Notes	0.625%	5/15/30	900,000		897,469

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $12,867,721)					13,459,754

SOVEREIGN BONDS - 5.2%
Argentina - 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	43,395		19,897
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/30	828,900		350,210
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	410,000		165,025	*(a)(d)

Total Argentina					535,132

Brazil - 0.3%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	900,000	BRL	163,304
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	1,100,000	BRL	217,613

Total Brazil					380,917

Indonesia - 2.7%
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	300,000		335,493	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	300,000		338,137	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	2,420,000		2,651,429
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	2,696,000,000	IDR	187,678
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	14,227,000,000	IDR	995,986

Total Indonesia					4,508,723

Mexico - 0.3%
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	500,000		539,347

Panama - 0.2%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	350,000		353,500

See Notes to Schedule of Investments.

14	Western Asset Premier Bond Fund 2020 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 0.9%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	1,340,000		$1,452,225

Russia - 0.5%
Russian Federal Bond - OFZ	7.750%	9/16/26	61,630,000	RUB	877,199

TOTAL SOVEREIGN BONDS (Cost - $8,276,657)					8,647,043

ASSET-BACKED SECURITIES - 2.6%
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	1.048%	7/25/46	466,407		225,680	(a)(c)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	1.747%	3/25/37	460,805		427,626	(a)(c)
Bayview Financial Asset Trust, 2007-SR1A M4 (1 mo. USD LIBOR + 1.500%)	3.161%	3/25/37	47,669		46,217	(a)(c)
Bear Stearns Asset Backed Securities Trust, 2006-SD3 1PO, STRIPS, PO	0.000%	8/25/36	209,366		162,129
CWABS Asset Backed Notes Trust, 2007-SEA2 1A1 (1 mo. USD LIBOR + 1.000%)	1.148%	8/25/47	6,106		6,089	(a)(c)
Financial Asset Securities Corp. AAA Trust, 2005-1A 1A3B (1 mo. USD LIBOR + 0.410%)	0.556%	2/27/35	229,190		208,283	(a)(c)
Firstfed Corp. Manufactured Housing Contract, 1996-1 B	8.060%	10/15/22	177,679		73	(a)
GSAMP Trust, 2003-SEA2 A1	5.421%	7/25/33	558,653		572,826
Indymac Manufactured Housing Contract Pass-Through Certificates, 1997-1 A5	6.970%	2/25/28	25,591		25,955
Morgan Stanley ABS Capital I Inc. Trust, 2004-HE7 (1 mo. USD LIBOR + 0.900%)	1.048%	8/25/34	1,145,809		1,130,231	(c)
Morgan Stanley ABS Capital I Inc. Trust Series, 2003-SD1 A1 (1 mo. USD LIBOR + 1.000%)	1.148%	3/25/33	8,084		7,942	(c)
Oakwood Mortgage Investors Inc., 2002-B A3	6.060%	6/15/32	55,279		57,556	(c)
Origen Manufactured Housing Contract Trust, 2006-A A2	2.408%	10/15/37	672,108		645,772	(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	3.010%	4/15/37	897,092		850,903	(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $3,816,779)					4,367,282

COLLATERALIZED MORTGAGE OBLIGATIONS(l) - 1.1%
Banc of America Funding Trust, 2004-B 6A1	2.310%	12/20/34	183,143		159,037	(c)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2020 Quarterly Report	15

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Bear Stearns ALT-A Trust, 2004-3 A1 (1 mo. USD LIBOR + 0.640%)	0.788%	4/25/34	98,871	$99,028	(c)
CHL Mortgage Pass-Through Trust, 2005-7 1A1 (1 mo. USD LIBOR + 0.540%)	0.688%	3/25/35	309,714	305,608	(c)
Fannie Mae Trust, 2004-W15 1A2	6.500%	8/25/44	82,441	97,648
Impac CMB Trust Series, 2004-10 2A (1 mo. USD LIBOR + 0.640%)	0.788%	3/25/35	102,454	94,710	(c)
Impac CMB Trust Series, 2005-2 2A2 (1 mo. USD LIBOR + 0.800%)	0.948%	4/25/35	28,956	27,511	(c)
MAFI II Remic Trust, 1998-BI B1	6.520%	11/20/24	204,793	193,820	(c)
MERIT Securities Corp., 2011PA 3A1 (1 mo. USD LIBOR + 0.620%)	0.803%	4/28/27	33,791	33,110	(a)(c)
MERIT Securities Corp., 2011PA B3 (1 mo. USD LIBOR + 2.250%)	3.910%	9/28/32	489,532	376,657	(a)(c)
Prime Mortgage Trust, 2005-2 2XB, IO	1.743%	10/25/32	1,150,488	86,206	(c)
Prime Mortgage Trust, 2005-5 1X, IO	1.111%	7/25/34	1,655,665	56,543	(c)
RAMP Series Trust, 2005-SL2 APO, STRIPS, PO	0.000%	2/25/32	2,396	2,108
Regal Trust IV (11th District Cost of Funds + 1.500%)	2.255%	9/29/31	1,553	1,510	(a)(c)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	1.308%	6/20/33	7,388	7,117	(c)
Sequoia Mortgage Trust, 2004-10 A1A (1 mo. USD LIBOR + 0.620%)	0.776%	11/20/34	6,630	6,344	(c)
Structured Asset Securities Corp., 1998-RF2 A	4.739%	7/15/27	90,688	89,927	(a)(c)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	2.560%	3/25/33	51,484	52,863	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR6 A (1 mo. USD LIBOR + 0.420%)	0.568%	5/25/44	83,042	82,800	(c)
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, 2004-RA1 2A	7.000%	3/25/34	5,648	6,018

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,458,382)				1,778,565

CONVERTIBLE BONDS & NOTES - 0.7%
COMMUNICATION SERVICES - 0.7%
Media - 0.7%
DISH Network Corp., Senior Notes (Cost - $1,120,982)	3.375%	8/15/26	1,370,000	1,261,080

See Notes to Schedule of Investments.

16	Western Asset Premier Bond Fund 2020 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY			SHARES		VALUE
COMMON STOCKS - 0.0%††
CONSUMER DISCRETIONARY - 0.0%††
Specialty Retail - 0.0%††
Party City Holdings Inc.			13,732		$35,703	*(m)

ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)			16,942		12,925	*(m)(n)

TOTAL COMMON STOCKS (Cost - $753,432)					48,628

	RATE	MATURITY DATE	FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%††
Argentina - 0.0%††
Argentina Treasury Bond (Cost - $33,316)	1.000%	8/5/21	3,216,661	ARS	22,123	(m)

			SHARES
PREFERRED STOCKS - 0.0%††
FINANCIALS - 0.0%††
Diversified Financial Services - 0.0%††
Corporate Backed Trust Certificates (Cost - $0)	7.375%		33,900		169	*(d)(m)(n)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $211,062,840)					233,075,850

SHORT-TERM INVESTMENTS - 0.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $488,511)	0.020%		488,511		488,511	(o)

TOTAL INVESTMENTS** - 139.4% (Cost - $211,551,351)					233,564,361
Liabilities in Excess of Other Assets - (39.4)%					(66,017,583)

TOTAL NET ASSETS - 100.0%					$167,546,778

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2020 Quarterly Report	17

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

**	The entire portfolio is subject to lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on this security is currently in default as of September 30, 2020.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of September 30, 2020. The interest rate for fully unfunded term loans is to be determined.

(k)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(n)	Security is valued using significant unobservable inputs (Note 1).

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2020, the total market value of investments in Affiliated Companies was $488,511 and the cost was $488,511 (Note 2).

See Notes to Schedule of Investments.

18	Western Asset Premier Bond Fund 2020 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PO	— Principal Only
RUB	— Russian Ruble
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At September 30, 2020, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Deutsche Bank AG	0.190%	9/3/2020	12/1/2020	$9,107,000	U.S. Government & Agency Obligations	$9,127,236

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

At September 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	157,376	EUR	140,000	BNP Paribas SA	10/16/20	$(6,821)
USD	157,600	EUR	140,000	BNP Paribas SA	10/16/20	(6,597)
USD	158,011	EUR	140,000	BNP Paribas SA	10/16/20	(6,186)
USD	241,693	EUR	214,028	BNP Paribas SA	10/16/20	(9,327)
USD	1,132,595	GBP	907,157	Goldman Sachs Group Inc.	10/16/20	(38,050)

Total						$(66,981)

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2020 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified closed-end management investment company. The Fund commenced investment operations on March 28, 2002. The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

21

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$180,888,890	—	$180,888,890
Senior Loans	—	22,602,316	—	22,602,316
U.S. Government & Agency Obligations	—	13,459,754	—	13,459,754
Sovereign Bonds	—	8,647,043	—	8,647,043
Asset-Backed Securities	—	4,367,282	—	4,367,282
Collateralized Mortgage Obligations	—	1,778,565	—	1,778,565
Convertible Bonds & Notes	—	1,261,080	—	1,261,080
Common Stocks:
Consumer Discretionary	—	35,703	—	35,703
Energy	—	—	$12,925	12,925
Non-U.S. Treasury Inflation Protected Securities	—	22,123	—	22,123
Preferred Stocks	—	—	169	169

Total Long-Term Investments	—	233,062,756	13,094	233,075,850

Short-Term Investments†	$488,511	—	—	488,511

Total Investments	$488,511	$233,062,756	$13,094	$233,564,361

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$66,981	—	$66,981

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

22

Notes to Schedule of Investments (unaudited) (continued)

all or some portion of the period ended September 30, 2020. The following transactions were effected in such company for the period ended September 30, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$47,089,364	47,089,364	$46,600,853	46,600,853	—	$4,565	—	$488,511

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